Related Parties (Details) - Schedule of other related party balances - USD ($)	Jun. 30, 2023	Jun. 30, 2022
100% Subsidiary of Bioceres S.A. - Bioceres LLC [Member]
Related Parties (Details) - Schedule of other related party balances [Line Items]
Other related party balances	$ (623,629)	$ (385,508)
Moolec S.A. Shareholders [Member]
Related Parties (Details) - Schedule of other related party balances [Line Items]
Other related party balances	8,763,027
Union Group Ventures Limited [Member]
Related Parties (Details) - Schedule of other related party balances [Line Items]
Other related party balances	(677,000)
INDEAR S.A. [Member]
Related Parties (Details) - Schedule of other related party balances [Line Items]
Other related party balances	(72,494)
Future Foods B.V [Member]
Related Parties (Details) - Schedule of other related party balances [Line Items]
Other related party balances	$ (78,337)